ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and related	$ 8,719	$ 5,594
Accrued vacation	3,526	4,265
Accrued VAT	5,430	3,481
Current portion of liability to United States Department of Labor (see Note 9)	100	179
Accrued agency fees	413	458
Labor union contribution	730	257
Other	3,598	2,408
Total accrued expenses and other current liabilities	$ 22,516	$ 16,642